Stock-Based Compensation (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	$ 412	$ 437	$ 1,113	$ 1,544	$ 2,087	$ 502
Selling, General and Administrative Expense [Member]
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	383	440	1,018	1,446	1,958	452
Research and Development Expense [Member]
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	$ 29	$ (3)	$ 95	$ 98	$ 129	$ 50